Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Assets	Financial assets mandatorily measured at FVPL include the following:
	December 31, 2023	December 31, 2022
	EUR	EUR
Current Assets
US listed equity securities	106,299	-
Treasury bond	320,021	-
	426,320	-

Schedule of Gains (Losses) were Recognised in Profit or Loss	During the year, the following gains (losses) were recognized in profit or loss:
	December 31, 2023	December 31, 2022
	EUR	EUR
Fair value gains (losses) on equity investments at FVPL recognized in other gains (losses)	9,436	-